CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating expenses
Depreciation	$ (155,990)	$ (3,971)
Exploration and evaluation expenditures	(50,282,615)	(14,403,711)
General exploration expenditures	(229,536)	(139,659)
General and administrative expenses	(889,632)	(702,389)
Management and director fees	(478,870)	(524,289)
Marketing	(913,792)	(680,176)
Professional fees	(412,842)	(315,049)
Remuneration	(1,626,721)	(1,466,109)
Share-based compensation	(3,775,370)	(2,544,834)
Total operating expense	(58,765,368)	(20,780,187)
Other income (expense)
Gain on disposal of mineral property	65,651
Foreign exchange (loss) gain	(1,368,635)	912,045
Impairment		(292,336)
Interest expense	(58,028)
Interest income	1,007,521	335,164
Loss before income taxes	(59,118,859)	(19,825,314)
Income tax expense	(150,000)	0
Loss and comprehensive loss for the year	$ (59,268,859)	$ (19,825,314)
Basic and diluted comprehensive loss per common share	$ (0.67)	$ (0.28)
Weighted average number of common shares outstanding	88,617,331	70,910,735